SHARE CAPITAL AND SHARE APPLICATION MONIES	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL AND SHARE APPLICATION MONIES

14 SHARE CAPITAL AND SHARE APPLICATION MONIES

	2021	2022
Number of shares:
At beginning of financial year	6,078,341	7,479,745
Issued	1,401,404	964,715
At end of financial year	7,479,745	8,444,460

Paid-up capital (S$):
At beginning of financial year	3,500,000	6,548,960
Issued	2,190,355	1,222,650
Transfer from share application monies	858,605	1,141,395
At end of financial year	6,548,960	8,913,005

Share application monies (S$):
At beginning of financial year	-	1,141,395
Amount received	2,000,000	-
Transfer to paid-up capital	(858,605)	(1,141,395)
At end of financial year	1,141,395	-

The paid-up ordinary shares have no par value and carry one vote per share and carry a right to dividends as and when declared by the Company.

Share application monies

Share application monies of S$2,000,000 were received from prospective shareholders in April 2021 and in June 2021 pending allotment of 837,975 additional ordinary shares.

On September 20, 2021, the Company has issued for 359,745 ordinary shares for S$858,605 which was transferred to paid-up capital accordingly.

On April 18, 2022, the Company has issued for 478,230 ordinary shares for S$1,141,395 which was transferred to paid-up capital accordingly.

The newly issued shares rank pari passu in all aspects with the previously issued shares.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2020, 2021 and 2022

Paid-up capital

For the financial year ended December 31, 2020:

The Company issued 243,134 ordinary shares for a total consideration of S$500,000 of cash to provide funds for the expansion of the Company’s operations.

For the financial year ended December 31, 2021:

The Company issued:

(i)	92,563 ordinary shares for a total consideration of S$190,355 for equity-settled share-based payment transactions of a professional fee. The equity-settled share-based payment transaction is measured at the fair value of the service received;

(ii)	949,096 ordinary shares for a total consideration of S$2,000,000 of cash to provide funds for the expansion of the Group’s operations; and

(iii)	359,745 ordinary shares for a total consideration of S$858,605 by offsetting the share application monies to provide funds for the expansion of the Group’s operations.

For the financial year ended December 31, 2022:

The Company issued:

(i)	478,230 ordinary shares for a total consideration of S$1,141,395 by offsetting the share application monies to provide funds for the expansion of the Group’s operations; and

(ii)	486,485 ordinary shares for a total consideration of S$1,222,650 of cash to provide funds for the expansion of the Group’s operations.

The newly issued shares rank pari passu in all aspects with the previously issued shares.

On January 17, 2023, the Company effected a 1-for-380.83 reverse share split of the Company’s ordinary shares. Unless indicated or the context otherwise requires, all per share amounts and numbers of ordinary shares in this report have been retrospectively adjusted for the reverse share split, as if such reverse share split occurred on the first day of the years presented.